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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

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                                   FORM N-PX

                               -----------------

              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-8895

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                                ING FUNDS TRUST
              (Exact name of registrant as specified in charter)

                               -----------------

                   7337 E. Doubletree Ranch Road, Suite 100
                             Scottsdale, AZ 85258
              (Address of principal executive offices) (Zip code)

                (Name and address of
                 agent for service)
                                            With copies to:
              Theresa K. Kelety, Esq.
                ING Investments, LLC    Jeffrey S. Puretz, Esq.
              7337 E. Doubletree Ranch        Dechert LLP
                  Road, Suite 100         1775 I Street, N.W.
                Scottsdale, AZ 85258      Washington, DC 20006

      Registrant's telephone number, including area code: (800) 992-0180

                               -----------------

          Date of fiscal year end: March 31

          Date of reporting period: July 1, 2010 - June 30, 2011

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Item 1. Proxy Voting Record

******************************* FORM N-PX REPORT *******************************


ICA File Number: 811-08895
Reporting Period: 07/01/2010 - 06/30/2011
ING Funds Trust


======================== ING CLASSIC MONEY MARKET FUND =========================


This fund had no proxy voting activity during the reporting period.




============================ ING FLOATING RATE FUND ============================


This fund had no proxy voting activity during the reporting period.




============================= ING GNMA INCOME FUND =============================


This fund had no proxy voting activity during the reporting period.




=========================== ING HIGH YIELD BOND FUND ===========================


NORTEK, INC.

Ticker:       NTKS           Security ID:  656559309
Meeting Date: NOV 09, 2010   Meeting Type: Annual
Record Date:  SEP 23, 2010

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director John T. Coleman          For       Did Not Vote Management
1.2   Elect Director Thomas A. Keenan         For       Did Not Vote Management
1.3   Elect Director J. David Smith           For       Did Not Vote Management
2     Ratify Auditors                         For       Did Not Vote Management
3     Approve Omnibus Stock Plan              For       Did Not Vote Management




================== ING INSTITUTIONAL PRIME MONEY MARKET FUND ===================


This fund had no proxy voting activity during the reporting period.




========================== ING INTERMEDIATE BOND FUND ==========================


This fund had no proxy voting activity during the reporting period.



========== END N-PX REPORT

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                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ING FUNDS TRUST

By:    /s/ Shaun P. Mathews
       -------------------------
       Shaun P. Mathews
       President and Chief
       Executive Officer

Date:  August 26, 2011